Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other Payable and Accrued Liabilities

	December 31,	December 31,
	2021	2020
Payables to non-trade vendors and service providers	$9,915,900	$1,265,900
Salary payables	404,493	185,734
Interest payable	987,231	—
Other miscellaneous payables	82,113	294,626
Total other payables and accrued liabilities	$11,389,737	$1,746,260